LIMITED PARTNERS' EQUITY - Schedule of Composition of the Distributions (Details) - LP Units - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of classes of share capital [line items]
Distributions declared for the six months ended June 30	$ 118	$ 106	$ 237	$ 214
Brookfield Holders
Disclosure of classes of share capital [line items]
Distributions declared for the six months ended June 30	32	28	64	56
External LP unitholders
Disclosure of classes of share capital [line items]
Distributions declared for the six months ended June 30	$ 86	$ 78	$ 173	$ 158